CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2015
CONCENTRATION [Abstract]
Schedule of Major Customer Concentration
	Year ended December 31,
	2015		2014		2013

Major customers with revenues of more than 10% of the Company's sales
Company A (3rd Party)	$26,720,983	23%	$-	-	$18,570,574	16%
Company B (3rd Party)	19,159,563	16%	-	-	-	-
Company C (3rd Party)	-	-	17,880,306	14%	12,368,270	11%
Company D (3rd Party)	-	-	-	-	11,380,839	10%
Company E (3rd Party)	14,280,544	12%	24,915,113	20%	-	-
Company F (3rd Party)	17,831,266	15%	20,361,459	17%	-	-
Company G (3rd Party)	-	-	15,503,953	13%	-	-
Total Revenues	$77,992,356	66%	$78,660,831	64%	$42,319,683	37%

Schedule of Supplier Concentration
	Year ended December 31,
	2015		2014		2013

Major suppliers with purchases of more than 10% of the Company's purchases
Company X (3rd Party)	$22,137,683	21%	$20,021,833	19%	$-	-
Company Y (3rd Party)	36,094,431	35%	54,268,855	51%	32,748,784	32%
Company Z (3rd Party)	-	-	-	-	47,407,595	46%
Company U (3rd Party)	11,729,136	11%	-	-	-	-
Company V (3rd Party)	30,382,342	29%	12,919,182	12%	-	-
Total Purchase	$100,343,592	96%	$87,209,870	82%	$80,156,379	78%